Income tax expense/(credit) - Taxation in the consolidated statements of profit or loss represents (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax
Origination and reversal of temporary differences	$ (20)	$ (130)	$ 9
Tax expense/(credit)	34	(7,639)	54
Hong Kong
Current tax expense
Under (Over) provisions related to prior years	0	(7,422)	(23)
Overseas
Current tax expense
Under (Over) provisions related to prior years	1	0	0
Current year	$ 53	$ (87)	$ 68